Submission	Nov. 18, 2025
Submission [Line Items]
Central Index Key	0001757499
Registrant Name	Shuttle Pharmaceuticals Holdings, Inc.
Form Type	S-1
Submission Type	S-1
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A